Lease Receivables (Future Minimum Lease Payments to be Received Under Financing Leases for Future Years) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases [Abstract]
2017	¥ 13,485
2018	9,268
2019	6,977
2020	4,526
2021	1,410
2022 and thereafter	225
Total	¥ 35,891